Financing Receivables - Credit Quality Year of Origination (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Amortized cost for each class of receivables, by credit quality indicator
Total Amortized Cost	$ 13,640	$ 18,242
Americas | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	2,556	2,818
Originated in Fiscal Year before Latest Fiscal Year	1,013	988
Originated Two Years before Latest Fiscal Year	544	829
Originated Three Years before Latest Fiscal Year	338	285
Originated Four Years before Latest Fiscal Year	108	90
Originated Five or More Years before Latest Fiscal Year	20	28
Total Amortized Cost	4,579	5,038
Americas | Ba1 - D
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	1,147	1,449
Originated in Fiscal Year before Latest Fiscal Year	392	623
Originated Two Years before Latest Fiscal Year	236	360
Originated Three Years before Latest Fiscal Year	117	154
Originated Four Years before Latest Fiscal Year	50	52
Originated Five or More Years before Latest Fiscal Year	53	81
Total Amortized Cost	1,994	2,720
EMEA | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	1,181	1,513
Originated in Fiscal Year before Latest Fiscal Year	506	668
Originated Two Years before Latest Fiscal Year	287	329
Originated Three Years before Latest Fiscal Year	189	70
Originated Four Years before Latest Fiscal Year	15	33
Originated Five or More Years before Latest Fiscal Year	21	22
Total Amortized Cost	2,198	2,635
EMEA | Ba1 - D
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	778	1,427
Originated in Fiscal Year before Latest Fiscal Year	342	519
Originated Two Years before Latest Fiscal Year	291	245
Originated Three Years before Latest Fiscal Year	85	128
Originated Four Years before Latest Fiscal Year	52	46
Originated Five or More Years before Latest Fiscal Year	46	22
Total Amortized Cost	1,595	2,387
Asia Pacific | Aaa - Baa3
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	565	958
Originated in Fiscal Year before Latest Fiscal Year	381	564
Originated Two Years before Latest Fiscal Year	297	419
Originated Three Years before Latest Fiscal Year	211	205
Originated Four Years before Latest Fiscal Year	74	114
Originated Five or More Years before Latest Fiscal Year	38	38
Total Amortized Cost	1,567	2,298
Asia Pacific | Ba1 - D
Amortized cost for each class of receivables, by credit quality indicator
Originated in Current Fiscal Year	226	351
Originated in Fiscal Year before Latest Fiscal Year	86	123
Originated Two Years before Latest Fiscal Year	51	167
Originated Three Years before Latest Fiscal Year	64	52
Originated Four Years before Latest Fiscal Year	17	33
Originated Five or More Years before Latest Fiscal Year	20	18
Total Amortized Cost	$ 464	$ 743